                                                        [LOGO]



Annual Report

WELLS FARGO
WEALTHBUILDER PORTFOLIOS


                                       May 31, 2000




                                       WEALTHBUILDER
                                       GROWTH BALANCED PORTFOLIO

                                       WEALTHBUILDER
                                       GROWTH AND INCOME PORTFOLIO

                                       WEALTHBUILDER
                                       GROWTH PORTFOLIO

                                                        WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                               TABLE OF CONTENTS

LETTER TO SHAREHOLDER                            ............................  1
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PERFORMANCE HIGHLIGHTS
---------------------------------------------------------------------

  GROWTH BALANCED PORTFOLIO                         .........................  2

  GROWTH AND INCOME PORTFOLIO                        ........................  4

  GROWTH PORTFOLIO                             ..............................  6

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  GROWTH BALANCED PORTFOLIO                         .........................  8

  GROWTH AND INCOME PORTFOLIO                        ........................  9

  GROWTH PORTFOLIO                             .............................  10

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES                   ...................  11

  STATEMENTS OF OPERATIONS                         .........................  12

  STATEMENTS OF CHANGES IN NET ASSETS                   ....................  13

  FINANCIAL HIGHLIGHTS                           ...........................  14

NOTES TO FINANCIAL STATEMENTS                       ........................  16
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INDEPENDENT AUDITORS' REPORT                        ........................  19
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TAX INFORMATION                              ...............................  20
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LIST OF ABBREVIATIONS                           ............................  21
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              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                        WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   Thank you for investing in Wells Fargo Funds.
   We're pleased to provide this annual report for the period ended May 31, 2000. This report provides information about the three Wells Fargo WealthBuilder Portfolios, including economic and market commentary for the period.
   Heightened volatility among stocks and bonds over the past year reflected the Federal Reserve Board's effort to slow economic growth and contain inflationary pressures through a series of interest rate hikes. Short-term rates climbed from 4.75% to 6.50% over the period. We anticipate additional rate hikes until the economy exhibits clear signs of a slowdown.
   At first, equity markets proved resilient to the rate increases, with unprecedented rallies among domestic growth stocks and small-cap technology stocks leading the Dow and Nasdaq to record highs in early 2000. Yet despite continued strong economic fundamentals, the scenario soon changed. As Nasdaq's technology-laden New Economy stocks climbed ever higher, the Dow's blue-chip Old Economy stocks began a downward spiral, falling 5% in the first quarter alone. This was triggered by the burden of higher rates, which impact corporate earnings by raising borrowing costs.
   In April's second week, the markets lost confidence in technology sector securities, with the Nasdaq dropping 25% in five days. Although equity markets have partially recovered from the April sell-off, most market indices remain down for the year. Looking ahead, we expect large-cap technology companies to lead the stock market throughout the remainder of the year. Other promising sectors within the blue-chip marketplace include financial services, utilities and integrated oil stocks.
   Against a backdrop of falling stock prices and rising bond yields, the Tactical Asset Allocation (TAA) Model, a proprietary investment strategy used to manage the mix of stocks and bonds within the Growth Balanced Portfolio, signaled a 15% shift toward fixed income investments on November 29, 1999, creating the current mix of 51.50% stocks and 48.50% bonds. When the TAA Model signals the probability of stocks outperforming bonds, the mix will return to its traditional 65/35 weighting.
   Other events also shaped the bond market over the period. As U.S. Treasury bond yields approached 7.00% during the first quarter of 2000, the U.S. Treasury Department announced a plan to buy back and retire debt by the end of 2000. Demand for 30-year Treasuries sent yields to 6.10%, with Treasury bond prices, which move opposite yields, posting a total return of 9% during the first quarter--a significant improvement over the 14.70% loss in 1999. The recent tumult in the bond market also created an inverted yield curve, the path traced by interest rates at various maturities, with some shorter-term bonds yielding more than longer-term bonds.
   Going forward, U.S. Treasuries should continue to perform well, with other stable, shorter-term securities gaining favor because of relatively attractive yields compared to Treasuries. Also, yields on long-term municipal securities should continue to encourage more broad-based demand in that bond sector.
   Amid volatile markets, it's important to maintain a balanced portfolio to weather rapidly changing conditions. If you have any questions about your investments or need further information, please contact your investment professional, or contact us at 1-800-222-8222.
   Again, thank you choosing Wells Fargo Funds. We value your business and will continue to offer an expanding array of investment options designed to help you achieve your personal goals.

    [LOGO]
    MICHAEL J. HOGAN
    PRESIDENT
    WELLS FARGO FUNDS

WEALTHBUILDER PORTFOLIOS                                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo WealthBuilder Growth Balanced Portfolio (the "Portfolio") seeks a balance of capital appreciation and current income.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Galen Blomster, CFA

INCEPTION DATE
  10/1/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Portfolio returned 10.72%(1) for the 12-month period ended May 31, 2000, excluding sales charges. The Portfolio outperformed its benchmark, the S&P 500 Index(2), which returned 10.48% during the period. In addition, the Portfolio return was twice that of its Lipper peer group, the Lipper Balanced Funds Average(3), which returned 5.39% for the period. Please keep in mind that past performance is no guarantee of future results.
   The assets of the WealthBuilder Growth Balanced Portfolio were invested in 12 different stock and bond mutual funds as of May 31, 2000. The proportion of assets in stocks and bonds is determined by the Tactical Asset Allocation
  (TAA) Model, a proprietary investment strategy that seeks to enhance performance by shifting assets between stocks and bonds depending on market conditions. As of May 31, 2000, 48.50% of the assets were invested in fixed-income funds, while the remaining 51.50% were in equity holdings. The bond investing styles included U.S. Government, agency, mortgage-backed, corporate and international holdings. The equity styles were large company growth, large company value, small company and international. Of the 12 mutual funds in the portfolio, six were Wells Fargo Funds; two were managed by Putnam, one by AIM, one by Dreyfus, one by American Express and one by Massachusetts Financial Services (MFS).
   The Portfolio made four changes to its holdings at the beginning of May 2000. The Wells Fargo International Portfolio was replaced with the Wells Fargo International Equity Portfolio. The Wells Fargo Small Cap Opportunities Fund was replaced with the Dreyfus Emerging Leaders Fund; the Franklin Small Cap Growth Fund was replaced with the Wells Fargo Small Cap Growth Fund; and the Templeton Global Bond Fund was replaced with the American Express Global Bond Fund. Despite volatile stock and bond markets, the period ended May 31, 2000, was another profitable time for most equity investors. A strong economy, combined with low, stable inflation continued to fuel the stock market rally. Large company growth stocks were the most consistent performers during the period, while small cap growth stocks performed exceptionally well in the fourth quarter of 1999. International stocks also did well, despite a surging U.S. dollar. In contrast, large-cap value stocks consistently underperformed during the past 12 months due to rising interest rates.
   At the same time, the economic environment during the period was detrimental to the bond market. With the continued strong economy, the Federal Reserve Board tightened monetary policy six times since last May. Bond yields rose throughout much of the period, except during February and March. With the increasing disparity in valuation between stocks and bonds late last year, the TAA Model recommended a 15% shift in Portfolio assets from stocks to bonds on November 29, 1999, creating an equal mix of stocks and bonds within the Portfolio.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Since the Portfolio shifted toward bonds at the end of November last year, the S&P 500 Index was up 1.0%, while most bond returns were also up about 1.0%. As a result, the valuation disparity between stocks and bonds remains compellingly attractive for bonds, according to the TAA Model. The Portfolio will remain over-weighted in bonds until the relative valuation in the stock and bond markets returns to a more normal level.

--------------------------------------------------------------------------------

  An investment in international funds presents certain additional risks that may not be present in a mutual fund that invests largely in domestic stocks. For example, investments in foreign and emerging markets present special risks, including: currency fluctuations, the potential for diplomatic and political instability, and liquidity risks, foreign taxation and differences in auditing and other financial standards. There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sales transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.
2

PERFORMANCE HIGHLIGHTS                                  WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2000)
--------------------------------------------------------------------------------

                                    Excluding Sales Charge              Including Sales Charge
                           ----------------------------------------  ----------------------------
                           Year-To-Date   1-Year    Since Inception    1-Year     Since Inception
WEALTHBUILDER GROWTH
  BALANCED PORTFOLIO            (0.31)     10.72           11.07         9.06            10.44
BENCHMARK
  S&P 500 INDEX                 (2.82)     10.48
  LEHMAN BROTHERS U.S.
    GOVERNMENT/CREDIT(4)         2.10       1.91

  PORTFOLIO DATA (AS OF MAY 31, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                                   70%
NAV                                                 12.72

  PORTFOLIO ALLOCATION(6)
  (AS OF MAY 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stocks  51.50%

Bonds   48.50%

  GROWTH OF $10,000 INVESTMENT(5)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WEALTHBUILDER GROWTH                                                         LEHMAN BROTHERS
           BALANCED PORTFOLIO   S&P 500 INDEX  RUSSELL 2000 INDEX  MSCI EAFE INDEX  U.S. GOVERNMENT/CREDIT

10/1/97                 $9,850        $10,000             $10,000          $10,000                 $10,000

10/31/97                $9,811         $9,666              $9,561           $9,231                 $10,160

11/30/97                $9,820        $10,114              $9,499           $9,137                 $10,214

12/31/97                $9,912        $10,287              $9,665           $9,216                 $10,321

1/31/98                 $9,971        $10,401              $9,512           $9,638                 $10,466

2/28/98                $10,386        $11,151             $10,215          $10,256                 $10,445

3/31/98                $10,702        $11,721             $10,636          $10,572                 $10,477

4/30/98                $10,811        $11,841             $10,695          $10,658                 $10,530

5/31/98                $10,673        $11,637             $10,118          $10,609                 $10,643

6/30/98                $10,762        $12,110             $10,140          $10,691                 $10,751

7/31/98                $10,554        $11,981              $9,318          $10,803                 $10,760

8/31/98                 $9,418        $10,250              $7,509           $9,466                 $10,970

9/30/98                 $9,714        $10,907              $8,097           $9,179                 $11,284

10/31/98               $10,356        $11,794              $8,427          $10,138                 $11,204

11/30/98               $10,910        $12,509              $8,868          $10,660                 $11,271

12/31/98               $11,419        $13,229              $9,417          $11,083                 $11,299

1/31/99                $11,668        $13,786              $9,543          $11,053                 $11,379

2/28/99                $11,310        $13,356              $8,770          $10,792                 $11,108

3/31/99                $11,608        $13,890              $8,907          $11,246                 $11,164

4/30/99                $11,956        $14,428              $9,705          $11,703                 $11,191

5/31/99                $11,767        $14,087              $9,846          $11,103                 $11,076

6/30/99                $12,175        $14,854             $10,291          $11,538                 $11,041

7/31/99                $12,026        $14,390             $10,009          $11,884                 $11,011

8/31/99                $11,896        $14,319              $9,639          $11,931                 $11,002

9/30/99                $11,797        $13,926              $9,641          $12,054                 $11,101

10/31/99               $12,235        $14,808              $9,680          $12,506                 $11,130

11/30/99               $12,593        $15,108             $10,258          $12,939                 $11,124

12/31/99               $13,070        $15,998             $11,420          $14,101                 $11,056

1/31/00                $12,824        $15,195             $11,236          $13,206                 $11,053

2/29/00                $13,070        $14,908             $13,091          $13,561                 $11,191

3/31/00                $13,582        $16,366             $12,228          $14,087                 $11,353

4/30/00                $13,295        $15,873             $11,492          $13,346                 $11,298

5/31/00                $13,029        $15,548             $10,822          $13,021                 $11,288

--------------------------------------------------------------------------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Portfolio's Advisor has committed through September 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.
  Performance shown for the Wells Fargo WealthBuilder Growth Balanced Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth Balanced Portfolio, its predecessor portfolio. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. The maximum front-end sales charge is 1.50%.
(2) "Standard & Poor's", "S&P", "S&P500", "Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. and have been licensed. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an Index.
(3) The Lipper Balanced Funds average is an average of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. The total return of the Lipper average does not include the effect of sales charges. Past performance is no guarantee of future results. You cannot invest directly in a Lipper average.
(4) The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government Agencies. The Lehman Brothers
U.S. Credit Index is composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an index.
(5) The chart compares the performance of the Wells Fargo WealthBuilder Growth Balanced Portfolio since inception with the S&P 500 Index, the Russell 2000 Index, and the MSCI EAFE Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%. The Portfolio is a professionally managed mutual fund. The Russell 2000 Index is an unmanaged, market-value weighted index, which measures performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.
(6)  Portfolio holdings are subject to change.

WEALTHBUILDER PORTFOLIOS                                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WEALTHBUILDER GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo WealthBuilder Growth and Income Portfolio (the "Portfolio") seeks long-term capital appreciation with a secondary emphasis on income.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Galen Blomster, CFA

INCEPTION DATE
  10/1/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Portfolio returned 19.02%(1) for the 12-month period that ended May 31, 2000, excluding sales charges. The Portfolio outperformed its benchmark, the S&P 500 Index(2), which returned 10.48% during the period. Please keep in mind that past performance is no guarantee of future results.
   The assets of the WealthBuilder Growth and Income Portfolio are invested in eight different equity mutual funds. The Portfolio seeks enhanced performance with reduced volatility through diversification among different equity investing styles. Accordingly, as of May 31, 2000, 29.90% of the assets were invested in the large company growth style, 30.20% in the large company value style, 19.90% in the small company style and 20.00% in international holdings. Of the eight mutual funds in the portfolio, four are Wells Fargo Funds, two are managed by Putnam, one by AIM and one by Dreyfus.
   The Portfolio made three changes in the holdings at the beginning of May 2000. The Wells Fargo International Portfolio was replaced with the Wells Fargo International Equity Portfolio; the Wells Fargo Small Cap Opportunities Fund was replaced with the Dreyfus Emerging Leaders Fund; and the Franklin Small Cap Growth Fund was replaced with the Wells Fargo Small Cap Growth Fund. Despite volatile markets, the 12 months that ended May 31, 2000, was another profitable time for most equity investors. A strong economy, combined with low, stable inflation continued to fuel the stock market rally. Large company growth stocks were the most consistent performers during the period, while small cap growth stocks performed exceptionally well in the fourth quarter of the calendar year 1999. International stocks also did very well, despite a surging U.S. dollar. In contrast, large-cap value stocks consistently under-performed during the period because of rising interest rates.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   During heightened equity market volatility and rapid changes in market leadership, such as investors have witnessed over the past 12 months, maintaining a long-term strategic asset allocation can prove most beneficial. Looking ahead, volatility will continue to characterize the marketplace, which reinforces the importance of well-diversified portfolios.

PERFORMANCE HIGHLIGHTS                                  WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2000)
--------------------------------------------------------------------------------

                                    Excluding Sales Charge               Including Sales Charge
                           -----------------------------------------  -----------------------------
                           Year-To-Date   1-Year    Since Inception     1-Year     Since Inception
WEALTHBUILDER GROWTH AND
  INCOME PORTFOLIO              (1.12)     19.02            14.23        17.23             13.58
BENCHMARK
  S&P 500 INDEX                 (2.82)     10.48

  PORTFOLIO DATA (AS OF MAY 31, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                                   63%
NAV                                                 14.10

  PORTFOLIO ALLOCATION(4)
  (AS OF MAY 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       STOCKS          99%

Repurchase Agreements   1%

  GROWTH OF $10,000 INVESTMENT(3)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WEALTHBUILDER GROWTH  S&P 500 INDEX  RUSSELL 2000 INDEX  MSCI EAFE INDEX
           & INCOME PORTFOLIO

10/1/97                 $9,850        $10,000             $10,000          $10,000

10/31/97                $9,446         $9,666              $9,561           $9,231

11/30/97                $9,584        $10,114              $9,499           $9,137

12/31/97                $9,727        $10,287              $9,665           $9,216

1/31/98                 $9,835        $10,401              $9,512           $9,638

2/28/98                $10,456        $11,151             $10,215          $10,256

3/31/98                $10,929        $11,721             $10,636          $10,572

4/30/98                $11,067        $11,841             $10,695          $10,658

5/31/98                $10,811        $11,637             $10,118          $10,609

6/30/98                $10,949        $12,110             $10,140          $10,691

7/31/98                $10,604        $11,981              $9,318          $10,803

8/31/98                 $8,948        $10,250              $7,509           $9,466

9/30/98                 $9,293        $10,907              $8,097           $9,179

10/31/98                $9,963        $11,794              $8,427          $10,138

11/30/98               $10,584        $12,509              $8,868          $10,660

12/31/98               $11,154        $13,229              $9,417          $11,083

1/31/99                $11,480        $13,786              $9,543          $11,053

2/28/99                $11,085        $13,356              $8,770          $10,792

3/31/99                $11,509        $13,890              $8,907          $11,246

4/30/99                $12,003        $14,428              $9,705          $11,703

5/31/99                $11,795        $14,087              $9,846          $11,103

6/30/99                $12,456        $14,854             $10,291          $11,538

7/31/99                $12,239        $14,390             $10,009          $11,884

8/31/99                $12,081        $14,319              $9,639          $11,931

9/30/99                $11,884        $13,926              $9,641          $12,054

10/31/99               $12,565        $14,808              $9,680          $12,506

11/30/99               $13,127        $15,108             $10,258          $12,939

12/31/99               $14,198        $15,998             $11,420          $14,101

1/31/00                $13,760        $15,195             $11,236          $13,206

2/29/00                $14,088        $14,908             $13,091          $13,561

3/31/00                $15,024        $16,366             $12,228          $14,087

4/30/00                $14,536        $15,873             $11,492          $13,346

5/31/00                $14,038        $15,548             $10,822          $13,021

--------------------------------------------------------------------------------
    An investment in international funds presents certain additional risks that may not be present in a mutual fund that invests largely in domestic stocks. For example, investments in foreign and emerging markets present special risks, including: currency fluctuations, the potential for diplomatic and political instability, and liquidity risks, foreign taxation and differences in auditing and other financial standards. There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sales transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Portfolio's Advisor has committed through September 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.
  Performance shown for the Wells Fargo WealthBuilder Growth and Income Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth and Income Portfolio, its predecessor portfolio. Effective the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. The maximum front-end sales charge is 1.50%.
(2) "Standard & Poor's", "S&P", "S&P500", "Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. and have been licensed. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an Index.
(3) The chart compares the performance of the Wells Fargo WealthBuilder Growth and Income Portfolio since inception with the S&P 500 Index, the Russell 2000 Index, and the MSCI EAFE Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%. The Portfolio is a professionally managed mutual fund. The Russell 2000 Index is an unmanaged, market-value weighted index, which measures performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.
(4)  Portfolio holdings are subject to change.

WEALTHBUILDER PORTFOLIOS                                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WEALTHBUILDER GROWTH PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo WealthBuilder Growth Portfolio (the "Portfolio") seeks long-term capital appreciation with no emphasis on income.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Galen Blomster, CFA

INCEPTION DATE
  10/1/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Portfolio returned 18.53%(1) for the 12-month period ended May 31, 2000, excluding sales charges. The Portfolio outperformed its benchmark, the S&P 500 Index(2), which returned 10.48% during the period. Please keep in mind that past performance is no guarantee of future results.
   The assets of the WealthBuilder Growth Portfolio are invested in eight different equity mutual funds. The proportion of assets in different equity styles is determined by the Tactical Equity Allocation (TEA) Model, a proprietary investment strategy that seeks to enhance performance by shifting investment emphasis among equity styles depending on market conditions. Accordingly, as of May 31, 2000, 68.00% of the assets were invested in the large company growth style, 14.50% in the large company value style, 8.00% in the small company style and 9.50% in the international style. Of the eight mutual funds in the Portfolio, four are Wells Fargo Funds; two are managed by Putnam, one by AIM and one by Dreyfus.
   The Portfolio made three changes in the portfolio holdings at the beginning of May 2000. The Wells Fargo International Portfolio was replaced with the Wells Fargo International Equity Portfolio; the Wells Fargo Small Cap Opportunities Fund was replaced with the Dreyfus Emerging Leaders Fund; and the Franklin Small Cap Growth Fund was replaced with the Wells Fargo Small Cap Growth Fund.
   Despite volatile markets, the period that ended May 31, 2000, was another profitable time for growth stock investors. A strong economy combined with low inflation continued to fuel the stock market rally. Large company growth stocks were the most consistent performers during the period, while small cap growth stocks performed exceptionally well in the fourth quarter of 1999. International stocks also performed well, despite a surging U.S. dollar. In contrast, large company value stocks underperformed during the period, as the Federal Reserve Board raised interest rates in an attempt to slow the economy and contain inflation expectations.
   The Tactical Equity Allocation Model continued to favor domestic, large company, growth stocks during the period. Although the Portfolio considered shifting assets from domestic stocks to international stocks early in 2000, a strengthening U.S. dollar and a flattening yield curve ultimately did not support the change. The Portfolio also came close to shifting toward small cap stocks, as the measure of momentum favored small cap stocks in February and March. Again, fundamentals did not support a shift away from large cap stocks because of repeated Federal Reserve Board rate hikes. Small cap technology stocks peaked on March 10, 2000, and continued to surrender much of their earlier gains.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Portfolio maintains a domestic, large cap, growth stock emphasis. This asset allocation emphasis is supported by both the measure of market momentum and the underlying fundamentals employed in the Tactical Equity Allocation Model. The degree to which the economy slows in the months ahead, combined with the Federal Reserve Board's need to tighten further, likely will impact the future asset allocation in the Portfolio's domestic equity portfolio. As always, the value of the U.S. dollar will continue to weigh heavily in the domestic versus international equity allocation.

PERFORMANCE HIGHLIGHTS                                  WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2000)
--------------------------------------------------------------------------------

                                    Excluding Sales Charge               Including Sales Charge
                           -----------------------------------------  -----------------------------
                           Year-To-Date   1-Year    Since Inception     1-Year     Since Inception
WEALTHBUILDER GROWTH
  PORTFOLIO                     (1.90)     18.53            16.47        16.75             15.81
BENCHMARK
  S&P 500 INDEX                 (2.82)     10.48

  PORTFOLIO DATA (AS OF MAY 31, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                                   32%
NAV                                                 14.97

  PORTFOLIO ALLOCATION(4)
  (AS OF MAY 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       STOCKS          98%

Repurchase Agreements   2%

  GROWTH OF $10,000 INVESTMENT(3)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           WEALTHBUILDER    S&P 500 INDEX  RUSSELL 2000 INDEX  MSCI EAFE INDEX
          GROWTH PORTFOLIO

10/1/97             $9,850        $10,000             $10,000          $10,000

10/31/97            $9,623         $9,666              $9,561           $9,231

11/30/97            $9,742        $10,114              $9,499           $9,137

12/31/97            $9,826        $10,287              $9,665           $9,216

1/31/98             $9,925        $10,401              $9,512           $9,638

2/28/98            $10,506        $11,151             $10,215          $10,256

3/31/98            $10,960        $11,721             $10,636          $10,572

4/30/98            $11,118        $11,841             $10,695          $10,658

5/31/98            $10,851        $11,637             $10,118          $10,609

6/30/98            $11,108        $12,110             $10,140          $10,691

7/31/98            $10,782        $11,981              $9,318          $10,803

8/31/98             $9,107        $10,250              $7,509           $9,466

9/30/98             $9,610        $10,907              $8,097           $9,179

10/31/98           $10,329        $11,794              $8,427          $10,138

11/30/98           $11,039        $12,509              $8,868          $10,660

12/31/98           $11,890        $13,229              $9,417          $11,083

1/31/99            $12,394        $13,786              $9,543          $11,053

2/28/99            $11,969        $13,356              $8,770          $10,792

3/31/99            $12,542        $13,890              $8,907          $11,246

4/30/99            $12,808        $14,428              $9,705          $11,703

5/31/99            $12,473        $14,087              $9,846          $11,103

6/30/99            $13,282        $14,854             $10,291          $11,538

7/31/99            $12,897        $14,390             $10,009          $11,884

8/31/99            $12,799        $14,319              $9,639          $11,931

9/30/99            $12,502        $13,926              $9,641          $12,054

10/31/99           $13,312        $14,808              $9,680          $12,506

11/30/99           $13,835        $15,108             $10,258          $12,939

12/31/99           $15,070        $15,998             $11,420          $14,101

1/31/00            $14,586        $15,195             $11,236          $13,206

2/29/00            $14,922        $14,908             $13,091          $13,561

3/31/00            $16,117        $16,366             $12,228          $14,087

4/30/00            $15,445        $15,873             $11,492          $13,346

5/31/00            $14,784        $15,548             $10,822          $13,021

--------------------------------------------------------------------------------
  An investment in international funds presents certain additional risks that may not be present in a mutual fund that invests largely in domestic stocks. For example, investments in foreign and emerging markets present special risks, including: currency fluctuations, the potential for diplomatic and political instability, and liquidity risks, foreign taxation and differences in auditing and other financial standards. There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sales transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Portfolio's Advisor has committed through September 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.
  Performance shown for the Wells Fargo WealthBuilder Growth Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth Portfolio, its predecessor portfolio. Effective close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. The maximum front-end sales charge is 1.50%.
(2) "Standard & Poor's", "S&P", "S&P500", "Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. and have been licensed. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an Index.
(3) The chart compares the performance of the Wells Fargo WealthBuilder Growth Portfolio since inception with the S&P 500 Index, the Russell 2000 Index, and the MSCI EAFE Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%. The Portfolio is a professionally managed mutual portfolio. The Russell 2000 Index is an unmanaged, market-value weighted index, which measures performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.
(4)  Portfolio holdings are subject to change.

WEALTHBUILDER PORTFOLIOS                PORTFOLIO OF INVESTMENTS -- MAY 31, 2000
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY DESCRIPTION                                VALUE
INVESTMENT COMPANIES - 99.55%
BONDS FUNDS - 48.25%
 301,341  AMERICAN EXPRESS GLOBAL BOND
          FUND                                             $ 1,642,341
 344,032  MASSACHUSETTS FINANCIAL
          SERVICES HIGH INCOME FUND                          1,627,272
 660,867  WELLS FARGO INCOME FUND                            5,855,283
 677,955  WELLS FARGO INTERMEDIATE
          GOVERNMENT INCOME FUND                             7,159,203
STOCK FUNDS - 25.67%
  53,705  AIM BLUE CHIP FUND                               $ 2,771,701
  46,358  DREYFUS EMERGING LEADERS FUND                      1,708,309
 130,118  PUTNAM GROWTH AND INCOME FUND                      2,439,716
  62,241  PUTNAM INTERNATIONAL GROWTH
          AND INCOME FUND                                    1,743,385
AFFILIATED STOCK PORTFOLIOS/FUNDS - 25.63%
  N/A     WELLS FARGO INCOME EQUITY
          PORTFOLIO                                          2,762,423
  N/A     WELLS FARGO INTERNATIONAL
          EQUITY PORTFOLIO                                   1,723,535
  N/A     WELLS FARGO LARGE COMPANY
          GROWTH PORTFOLIO                                   2,418,602
  52,512  WELLS FARGO SMALL CAP GROWTH
          FUND                                               1,743,933
                                                           -----------

                                                            33,595,703
TOTAL (99.55%) (COST $32,684,436)
                                                           -----------

PRINCIPAL                                  INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 0.12%
$ 40,481   BANC OF AMERICA LLC POOLED
           REPURCHASE AGREEMENT - 102%
           COLLATERALIZED BY U.S.
           GOVERNMENT SECURITIES                6.58%        6/01/00          40,481
                                                                         -----------

                                                                              40,481
TOTAL SHORT-TERM INVESTMENTS (COST
$40,481)
                                                                         -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $32,724,917)*                         99.67% $33,636,184
OTHER ASSETS AND LIABILITIES, NET            0.33      112,343
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $33,748,527
                                          -------  -----------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS $32,893,826 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $1,905,172
GROSS UNREALIZED DEPRECIATION                       (1,162,814)
                                                    ----------
NET UNREALIZED APPRECIATION                         $  742,358

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2000                WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY DESCRIPTION                                 VALUE
INVESTMENT COMPANIES - 99.21%
STOCK FUNDS - 49.71%
  60,697  AIM BLUE CHIP FUND                                $ 3,132,575
  56,088  DREYFUS EMERGING LEADERS FUND                       2,066,827
 169,968  PUTNAM GROWTH AND INCOME FUND                       3,186,905
  75,210  PUTNAM INTERNATIONAL GROWTH
          AND INCOME FUND                                     2,106,627
AFFILIATED STOCK PORTFOLIOS/FUNDS - 49.50%
     N/A  WELLS FARGO INCOME EQUITY
          PORTFOLIO                                           3,143,515
     N/A  WELLS FARGO LARGE COMPANY
          GROWTH PORTFOLIO                                    3,121,995
     N/A  WELLS FARGO INTERNATIONAL
          EQUITY PORTFOLIO                                    2,079,255
  63,336  WELLS FARGO SMALL CAP GROWTH
          FUND                                                2,103,403
                                                            -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $19,565,646)*                         99.21% $20,941,102
OTHER ASSETS AND LIABILITIES, NET            0.79      167,793
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $21,108,895
                                          -------  -----------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS $19,571,601 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $1,963,439
GROSS UNREALIZED DEPRECIATION                         (593,938)
                                                    ----------
NET UNREALIZED APPRECIATION                         $1,369,501

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WEALTHBUILDER PORTFOLIOS                PORTFOLIO OF INVESTMENTS -- MAY 31, 2000
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY DESCRIPTION                                 VALUE
INVESTMENT COMPANIES - 96.76%
STOCK FUNDS - 44.11%
 259,672  AIM BLUE CHIP FUND                                $13,501,689
  34,124  DREYFUS EMERGING LEADERS FUND                       1,267,066
  66,942  PUTNAM GROWTH AND INCOME FUND                       1,264,736
  80,452  PUTNAM INTERNATIONAL GROWTH
          AND INCOME FUND                                     2,270,208
AFFILIATED STOCK PORTFOLIOS/FUNDS - 52.65%
  N/A     WELLS FARGO INCOME EQUITY
          PORTFOLIO                                           4,538,792
  N/A     WELLS FARGO LARGE COMPANY
          GROWTH PORTFOLIO                                   13,797,361
  N/A     WELLS FARGO INTERNATIONAL
          EQUITY PORTFOLIO                                    1,562,328
  58,276  WELLS FARGO SMALL CAP GROWTH
          FUND                                                1,949,698
                                                            -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $36,765,321)*                         96.76% $40,151,878
OTHER ASSETS AND LIABILITIES, NET            3.24    1,344,564
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $41,496,442
                                          -------  -----------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS $36,771,485 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $3,913,821
GROSS UNREALIZED DEPRECIATION                        (533,428)
                                                    ---------
NET UNREALIZED APPRECIATION                         $3,380,393

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- MAY 31, 2000    WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                  WEALTHBUILDER     WEALTHBUILDER
                                GROWTH BALANCED          GROWTH &     WEALTHBUILDER
                                      PORTFOLIO  INCOME PORTFOLIO  GROWTH PORTFOLIO
-----------------------------------------------------------------------------------

ASSETS
  INVESTMENTS:
    IN SECURITIES, AT MARKET
      VALUE (SEE COST
      BELOW)..................  $    33,636,184  $     20,941,102  $     40,151,878
  RECEIVABLE FOR DIVIDENDS,
    INTEREST AND OTHER
    RECEIVABLES...............           45,706                29             2,396
  RECEIVABLE FOR FUND SHARES
    ISSUED....................          183,338           260,099         1,645,065
  RECEIVABLE FROM INVESTMENT
    ADVISOR AND AFFILIATES....                0             8,009             8,884
                                ---------------  ----------------  ----------------
TOTAL ASSETS..................       33,865,228        21,209,239        41,808,223
                                ---------------  ----------------  ----------------

LIABILITIES
  PAYABLE FOR FUND SHARES
    REDEEMED..................           14,235               815           173,312
  PAYABLE TO INVESTMENT
    ADVISOR AND AFFILIATES....              699                 0                 0
  PAYABLE TO OTHER RELATED
    PARTIES...................           46,947            52,928            79,722
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............           54,820            46,601            58,747
                                ---------------  ----------------  ----------------
TOTAL LIABILITIES.............          116,701           100,344           311,781
                                ---------------  ----------------  ----------------
TOTAL NET ASSETS..............  $    33,748,527  $     21,108,895  $     41,496,442
                                ---------------  ----------------  ----------------

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------
  PAID-IN CAPITAL.............  $    30,006,970  $     17,966,141  $     37,023,774
  UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS).............          360,973                 0                 0
  UNDISTRIBUTED NET REALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............        2,469,317         1,767,298         1,086,111
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS...............          911,267         1,375,456         3,386,557
                                ---------------  ----------------  ----------------
TOTAL NET ASSETS..............  $    33,748,527  $     21,108,895  $     41,496,442
                                ---------------  ----------------  ----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------------------------------
NET ASSETS....................  $    33,748,527  $     21,108,895  $     41,496,442
SHARES OUTSTANDING............        2,653,873         1,497,524         2,772,110
NET ASSET VALUE PER SHARE.....  $         12.72  $          14.10  $          14.97
MAXIMUM OFFERING PRICE PER
  SHARE(1)....................  $         12.91  $          14.31  $          15.20
INVESTMENT AT COST............  $    32,724,917  $     19,565,646  $     36,765,321
                                ---------------  ----------------  ----------------

(1)   MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.5 OF NET ASSET VALUE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WEALTHBUILDER PORTFOLIOS                                STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                      WEALTHBUILDER    WEALTHBUILDER
                                     GROWTH BALANCED      GROWTH &       WEALTHBUILDER
                                        PORTFOLIO     INCOME PORTFOLIO  GROWTH PORTFOLIO
                                     ---------------  ----------------  ----------------
                                             FOR THE           FOR THE           FOR THE
                                          YEAR ENDED        YEAR ENDED        YEAR ENDED
                                        MAY 31, 2000      MAY 31, 2000      MAY 31, 2000
----------------------------------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS........................  $       915,942  $        125,610  $        123,754
  INTEREST.........................           12,558             9,420            18,107
  EXPENSES ALLOCATED FROM
    AFFILIATED CORE PORTFOLIOS.....           48,242            43,444            84,153
                                     ---------------  ----------------  ----------------
TOTAL INVESTMENT INCOME............          880,258            91,586            57,708
                                     ---------------  ----------------  ----------------

EXPENSES
  ADVISORY FEES....................           96,119            48,886            79,374
  ADMINISTRATION FEES..............           35,786            18,581            30,745
  CUSTODY..........................            2,163               948             1,309
  PORTFOLIO ACCOUNTING FEES........           46,688            55,887            72,505
  TRANSFER AGENT...................           32,363            15,450            21,527
  DISTRIBUTION FEES................          205,969           104,756           170,086
  LEGAL AND AUDIT FEES.............            7,783             7,647             7,730
  REGISTRATION FEES................           20,041            19,694            32,576
  DIRECTORS' FEES..................            3,311             3,237             3,255
  SHAREHOLDER REPORTS..............           22,964            14,858            21,486
  OTHER............................           12,106             7,177            10,209
                                     ---------------  ----------------  ----------------
TOTAL EXPENSES.....................          485,293           297,121           450,802
LESS:
  WAIVED FEES AND REIMBURSED
    EXPENSES.......................         (142,115)         (122,620)         (167,496)
                                     ---------------  ----------------  ----------------
  NET EXPENSES.....................          343,178           174,501           283,306
                                     ---------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS).......          537,080           (82,915)         (225,598)
                                     ---------------  ----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  NON-AFFILIATED UNDERLYING
    FUNDS..........................        2,150,765         1,386,795         1,046,218
  AFFILIATED UNDERLYING FUNDS......         (130,931)            1,044                36
  REALIZED GAIN DISTRIBUTIONS FROM
    UNDERLYING FUNDS...............          212,800           192,966            98,947
  ALLOCATIONS FROM AFFILIATED CORE
    PORTFOLIOS.....................          640,596           476,167           346,468
                                     ---------------  ----------------  ----------------
NET REALIZED GAIN FROM
  INVESTMENTS......................        2,873,230         2,056,972         1,491,669
                                     ---------------  ----------------  ----------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) OF:
  NON-AFFILIATED UNDERLYING
    FUNDS..........................         (375,957)           99,217           792,158
  AFFILIATED UNDERLYING FUNDS......         (528,643)         (240,072)         (225,314)
  ALLOCATIONS FROM AFFILIATED CORE
    PORTFOLIOS.....................           81,607            51,446           964,699
                                     ---------------  ----------------  ----------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) OF
  INVESTMENTS......................         (822,993)          (89,409)        1,531,543
                                     ---------------  ----------------  ----------------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS......................        2,050,237         1,967,563         3,023,212
                                     ---------------  ----------------  ----------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS........  $     2,587,317  $      1,884,648  $      2,797,614
                                     ---------------  ----------------  ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                     WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                  WEALTHBUILDER GROWTH                 WEALTHBUILDER GROWTH &
                                   BALANCED PORTFOLIO                     INCOME PORTFOLIO
                           ----------------------------------  --------------------------------------
                                    FOR THE           FOR THE              FOR THE            FOR THE
                                 YEAR ENDED        YEAR ENDED           YEAR ENDED         YEAR ENDED
                               MAY 31, 2000      MAY 31, 1999         MAY 31, 2000       MAY 31, 1999
-----------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS.....  $     23,335,843  $      9,299,644  $        10,657,013  $       8,622,787
                           ----------------  ----------------  -------------------  -----------------
OPERATIONS:
NET INVESTMENT INCOME
  (LOSS).................           537,080           209,298              (82,915)           (39,881)
NET REALIZED GAIN (LOSS)
  ON SALE OF
  INVESTMENTS............         2,873,230            83,973            2,056,972            (83,367)
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............          (822,993)        1,436,960              (89,409)         1,117,723
                           ----------------  ----------------  -------------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............         2,587,317         1,730,231            1,884,648            994,475
                           ----------------  ----------------  -------------------  -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT
    INCOME...............          (311,663)          (93,210)                   0               (733)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS..          (492,204)          (12,759)            (120,789)            (8,125)
                           ----------------  ----------------  -------------------  -----------------
TOTAL DISTRIBUTION TO
  SHAREHOLDERS...........          (803,867)         (105,969)            (120,789)            (8,858)
                           ----------------  ----------------  -------------------  -----------------
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD.................        15,074,492        21,034,423           11,476,039          5,051,725
  REINVESTMENT OF
    DIVIDENDS............           789,497               174              116,559              8,578
  COST OF SHARES
    REDEEMED.............        (7,234,755)       (8,622,660)          (2,904,575)        (4,011,694)
                           ----------------  ----------------  -------------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS...........         8,629,234        12,411,937            8,688,023          1,048,609
                           ----------------  ----------------  -------------------  -----------------
INCREASE IN NET ASSETS...        10,412,684        14,036,199           10,451,882          2,034,226
                           ----------------  ----------------  -------------------  -----------------
ENDING NET ASSETS........        33,748,527        23,335,843           21,108,895         10,657,013
                           ----------------  ----------------  -------------------  -----------------

SHARES ISSUED AND REDEEMED:
  SHARES SOLD............         1,198,806         1,852,950              809,938            446,691
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS............            63,261                15                8,514                777
  SHARES REDEEMED........          (580,997)         (741,549)            (212,128)          (342,320)
NET INCREASE (DECREASE)
  IN SHARES
  OUTSTANDING............           681,070         1,111,416              606,324            105,148

ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $        360,973  $        145,554  $                 0  $           2,133
                           ----------------  ----------------  -------------------  -----------------

                                  WEALTHBUILDER GROWTH
                                        PORTFOLIO
                           -----------------------------------
                                    FOR THE            FOR THE
                                 YEAR ENDED         YEAR ENDED
                               MAY 31, 2000       MAY 31, 1999
-------------------------
BEGINNING NET ASSETS.....  $     12,941,667  $       5,695,234
                           ----------------  -----------------
OPERATIONS:
NET INVESTMENT INCOME
  (LOSS).................          (225,598)           (75,756)
NET REALIZED GAIN (LOSS)
  ON SALE OF
  INVESTMENTS............         1,491,669           (171,121)
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............         1,531,543          1,600,465
                           ----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............         2,797,614          1,353,588
                           ----------------  -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT
    INCOME...............                 0               (777)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS..                 0            (18,171)
                           ----------------  -----------------
TOTAL DISTRIBUTION TO
  SHAREHOLDERS...........                 0            (18,948)
                           ----------------  -----------------
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD.................        30,109,511          7,731,462
  REINVESTMENT OF
    DIVIDENDS............                 0             19,076
  COST OF SHARES
    REDEEMED.............        (4,352,350)        (1,838,745)
                           ----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS...........        25,757,161          5,911,793
                           ----------------  -----------------
INCREASE IN NET ASSETS...        28,554,775          7,246,433
                           ----------------  -----------------
ENDING NET ASSETS........        41,496,442         12,941,667
                           ----------------  -----------------
SHARES ISSUED AND REDEEME
  SHARES SOLD............         2,044,011            655,532
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS............                 0              1,578
  SHARES REDEEMED........          (296,712)          (149,605)
NET INCREASE (DECREASE)
  IN SHARES
  OUTSTANDING............         1,747,299            507,505
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $              0  $             265
                           ----------------  -----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WEALTHBUILDER PORTFOLIOS                                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         NET REALIZED
                           BEGINNING                              AND   DIVIDENDS  DISTRIBUTIONS
                           NET ASSET                       UNREALIZED    FROM NET       FROM NET
                           VALUE PER   NET INVESTMENT  GAIN (LOSS) ON  INVESTMENT       REALIZED
                               SHARE    INCOME (LOSS)     INVESTMENTS      INCOME          GAINS
------------------------------------------------------------------------------------------------

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
JUNE 1, 1999 TO MAY 31,
  2000...................  $   11.83  $        0.21    $         1.05  $   (0.14)  $      (0.23)
JUNE 1, 1998 TO MAY 31,
  1999...................      10.80           0.10              1.01      (0.07)         (0.01)
OCTOBER 1, 1997(3) TO
  MAY 31, 1998...........      10.00           0.07              0.76      (0.03)             0

WEALTHBUILDER GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------
JUNE 1, 1999 TO MAY 31,
  2000...................      11.96          (0.06)             2.33          0          (0.13)
JUNE 1, 1998 TO MAY 31,
  1999...................      10.97          (0.04)             1.04          0          (0.01)
OCTOBER 1, 1997(3) TO
  MAY 31, 1998...........      10.00              0              0.97          0              0

WEALTHBUILDER GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------
JUNE 1, 1999 TO MAY 31,
  2000...................      12.63          (0.08)             2.42          0              0
JUNE 1, 1998 TO MAY 31,
  1999...................      11.01          (0.07)             1.71          0          (0.02)
OCTOBER 1, 1997(3) TO
  MAY 31, 1998...........      10.00          (0.01)             1.03      (0.01)             0

(1)  THESE RATIOS DO NOT INCLUDE EXPENSES FROM NON-AFFILIATED FUNDS.
(2) TOTAL RETURN CALCULATION DOES NOT INCLUDE SALES CHARGE. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
(3)  THE PORTFOLIOS COMMENCED OPERATIONS ON OCTOBER 1, 1997.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                    WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                             RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                           ENDING NET ASSET  ----------------------------------------             PORTFOLIO    NET ASSETS AT
                                  VALUE PER  NET INVESTMENT          NET        GROSS      TOTAL   TURNOVER    END OF PERIOD
                                      SHARE   INCOME (LOSS)  EXPENSES(1)  EXPENSES(1)  RETURN(2)       RATE  (000'S OMITTED)
----------------------------------------------------------------------------------------------------------------------------

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
JUNE 1, 1999 TO MAY 31,
  2000...................  $          12.72          1.95%         1.25%        1.76%     10.72%       70%   $        33,749
JUNE 1, 1998 TO MAY 31,
  1999...................             11.83          1.28          1.25         1.85      10.26        59             23,336
OCTOBER 1, 1997(3) TO
  MAY 31, 1998...........             10.80          0.02          1.25         2.64       8.35        20              9,300

WEALTHBUILDER GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
JUNE 1, 1999 TO MAY 31,
  2000...................             14.10         (0.59)         1.25         2.12      19.02        63             21,109
JUNE 1, 1998 TO MAY 31,
  1999...................             11.96         (0.38)         1.25         1.95       9.11        32             10,657
OCTOBER 1, 1997(3) TO
  MAY 31, 1998...........             10.97         (0.41)         1.25         2.90       9.75         7              8,623

WEALTHBUILDER GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
JUNE 1, 1999 TO MAY 31,
  2000...................             14.97         (0.99)         1.25         1.98      18.53        32             41,496
JUNE 1, 1998 TO MAY 31,
  1999...................             12.63         (0.84)         1.25         2.00      14.94        31             12,942
OCTOBER 1, 1997(3) TO
  MAY 31, 1998...........             11.01         (0.50)         1.25         3.32      10.17        16              5,695

(1)  THESE RATIOS DO NOT INCLUDE EXPENSES FROM NON-AFFILIATED FUNDS.
(2) TOTAL RETURN CALCULATION DOES NOT INCLUDE SALES CHARGE. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
(3)  THE PORTFOLIOS COMMENCED OPERATIONS ON OCTOBER 1, 1997.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WEALTHBUILDER PORTFOLIOS                           NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") was organized on March 10, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 61 separate series. These financial statements represent the Wells Fargo WealthBuilder Growth Balanced Portfolio, Wells Fargo WealthBuilder Growth and Income Portfolio, and Wells Fargo WealthBuilder Growth Portfolio (each, a "Portfolio", collectively, the "Portfolios"), each a diversified series of the Trust.
   In November of 1998 the parent company of Wells Fargo Bank, investment advisor to the Stagecoach Family of Funds, merged with the parent company of Norwest Investment Management, Inc. investment advisor to the Norwest Advantage Family of Funds. The Wells Fargo Funds Trust was created to succeed the assets and operations of various Stagecoach and Norwest Advantage Funds. Effective at the close of business on November 5, 1999, the Stagecoach Funds and Norwest Advantage Funds were consolidated into Wells Fargo Funds Trust through a tax free exchange of shares. The predecessors to the Portfolios in this annual report were as follows:

    Wells Fargo Funds Trust                                        Predecessor (Norwest) Funds
    WELLS FARGO WEALTHBUILDER GROWTH BALANCED           NORWEST WEALTHBUILDER II GROWTH BALANCED PORTFOLIO
      PORTFOLIO

    WELLS FARGO WEALTHBUILDER GROWTH AND INCOME         NORWEST WEALTHBUILDER II GROWTH AND INCOME
      PORTFOLIO                                         PORTFOLIO

    WELLS FARGO WEALTHBUILDER GROWTH PORTFOLIO          NORWEST WEALTHBUILDER II GROWTH PORTFOLIO

   The Wells Fargo WealthBuilder Growth Balanced Portfolio, Wells Fargo WealthBuilder Growth and Income Portfolio, and Wells Fargo WealthBuilder
  Growth Portfolio seek to achieve their investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and non-affiliated funds ("Underlying Funds"). The Underlying Funds incur expenses in seeking to achieve their investment objectives. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from Wells Fargo Investor Services. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of shares of beneficial interest without par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies, which are consistently followed by the Trust in the preparation of its financial statements, are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Each Portfolio determines its net asset value as of 4:00 PM Eastern Time on each Portfolio business day. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date. The Portfolios' investments in the Underlying Funds structured as partnerships (the "Core Portfolios") are valued daily based upon each Portfolio's proportionate share of each Core Portfolio's net assets, which are also valued daily. Short-term securities that mature in sixty days or less are valued at amortized cost which approximates value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily. Each Portfolio records its prorata share of the Core "Portfolios" net investment income, and realized and unrealized gain and loss daily.
   Dividend income is recognized on the ex-dividend date for each underlying fund.

NOTES TO FINANCIAL STATEMENTS                           WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
   Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury or federal agency obligations.

RECLASSIFICATION OF CAPITAL ACCOUNTS
   On the Statements of Asset and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows (Increase (Decrease)):

                                         Undistributed Net  Undistributed Net   Paid-in
    Fund                                 Investment Income  Realized Gain/Loss  Capital
    WELLS FARGO WEALTHBUILDER GROWTH
      BALANCED PORTFOLIO                     $ (9,998)          $   3,779       $6,219

    WELLS FARGO WEALTHBUILDER GROWTH &
      INCOME PORTFOLIO                         80,782             (89,588)       8,806

    WELLS FARGO WEALTHBUILDER GROWTH
      PORTFOLIO                               225,333            (230,198)       4,865

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, are declared and distributed at least annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

EXPENSE ALLOCATIONS
   The Trust accounts separately for the assets and liabilities and the operations of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios.

FEDERAL INCOME TAXES
   Each Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each Portfolio of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at May 31, 2000.

3. ADVISORY FEES
   The Trust has entered into separate advisory contracts on behalf of the Portfolios with WFB. For the WealthBuilder Growth Balanced Portfolio, WealthBuilder Growth and Income Portfolio, and WealthBuilder Growth Portfolio Funds which are invested in various Underlying Funds, WFB is entitled to receive an investment advisory fee of 0.35% of each Portfolio's average daily net assets for providing advisory services including the determination of the asset allocations of each Portfolio's investments in the various Underlying Funds. WFB also acts as advisor to, and is entitled to receive a fee from each Core Portfolio or affiliated Fund. Prior to November 8, 1999, the Portfolios were charged the same rate as above.

4. DISTRIBUTION FEES
   The Trust has adopted a Distribution Plan ("Plan") for the Portfolios pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the payment of all or part of the cost of preparing, printing, and distributing prospectuses and distribution related services. Distribution fees are charged to the Portfolios and paid to

WEALTHBUILDER PORTFOLIOS                           NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  Stephens, Inc. ("Stephens") at a rate of 0.75% of average daily net assets. The distribution fees paid on behalf of the Portfolios for the year ended May 31, 2000 are disclosed on the Statement of Operations. Prior to November 8, 1999, the Portfolios were charged the same fees at the same rate.

5. ADMINISTRATION
   The Trust has entered into administration agreements on behalf of the Portfolios with WFB as whereby WFB is entitled to receive monthly fees at the annual rate of 0.15% of each Portfolios' average daily net assets.
   Prior to November 8, 1999, the administrator of each Portfolio was Forum Administrative Services, LLC ("FadS"). The Portfolios were charged at the annual rate of 0.10% of each Portfolios' average daily net assets.

6. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   The Trust has entered into a contract on behalf of the Portfolios with Boston Financial Data Services Inc. ("BFDS"), whereby BFDS provides transfer agency services to the Portfolios. Forum Accounting Services, LLC provides portfolio accounting services to each Portfolio.
   Currently the Portfolios are not charged for custody services. Prior to November 8, 1999, the Company entered into contracts on behalf of each Portfolio with Norwest Bank Minnesota, N.A. ("Norwest"), whereby Norwest was responsible for providing custody services for the Portfolios. Pursuant to the contracts, Norwest was entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Portfolio.

7. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended May 31, 2000, were waived by WFB.

8. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Portfolio for the year ended May 31, 2000 were as follows:

    Portfolio                                 Purchases at Cost  Sales Proceeds
    WELLS FARGO WEALTHBUILDER GROWTH
      BALANCED PORTFOLIO                         $26,228,356      $18,585,231

    WELLS FARGO WEALTHBUILDER GROWTH AND
      INCOME PORTFOLIO                            14,392,724        9,010,718

    WELLS FARGO WEALTHBUILDER GROWTH
      PORTFOLIO                                   23,539,272        8,084,364

INDEPENDENT AUDITORS' REPORT                            WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
WELLS FARGO FUNDS TRUST

   We have audited the accompanying statements of assets and liabilities of Wells Fargo WealthBuilder Growth Balanced Portfolio, Wells Fargo WealthBuilder Growth and Income Portfolio, and Wells Fargo WealthBuilder Growth Portfolio, three portfolios of Wells Fargo Funds Trust (collectively the "Funds") including the portfolios of investments as of May 31, 2000, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for the periods presented on pages 14 and 15. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of May 31, 2000, the results of their operations, changes in their net assets and financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

  /s/ KPMG LLP
  San Francisco, California
  July 10, 2000

WEALTHBUILDER PORTFOLIOS                             TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

   For the tax year from June 1, 1999 through May 31, 2000, the WealthBuilder Growth Balanced Portfolio designates 100% of its net investment income distributions paid during the year as qualifying for the corporate dividends-received deduction, pursuant to Section 854(b)(2) of the Internal Revenue Code.
   For the tax year from June 1, 1999 through May 31, 2000, the WealthBuilder Growth Balanced Portfolio and the WealthBuilder Growth & Income Portfolio designate 100% of their distributions paid during the year from net realized gains as long-term capital gain distributions, pursuant to Section 853(b)(3) of the Internal Revenue Code.

LIST OF ABBREVIATIONS                                   WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           --  ASSOCIATION OF BAY AREA GOVERNMENTS
ADR            --  AMERICAN DEPOSITORY RECEIPTS
AMBAC          --  AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT            --  ALTERNATIVE MINIMUM TAX
ARM            --  ADJUSTABLE RATE MORTGAGES
BART           --  BAY AREA RAPID TRANSIT
CDA            --  COMMUNITY DEVELOPMENT AUTHORITY
CDSC           --  CONTINGENT DEFERRED SALES CHARGE
CGIC           --  CAPITAL GUARANTY INSURANCE COMPANY
CGY            --  CAPITAL GUARANTY CORPORATION
CMT            --  CONSTANT MATURITY TREASURY
COFI           --  COST OF FUNDS INDEX
CONNIE LEE     --  CONNIE LEE INSURANCE COMPANY
COP            --  CERTIFICATE OF PARTICIPATION
CP             --  COMMERCIAL PAPER
CTF            --  COMMON TRUST FUND
DW&P           --  DEPARTMENT OF WATER & POWER
DWR            --  DEPARTMENT OF WATER RESOURCES
EDFA           --  EDUCATION FINANCE AUTHORITY
FGIC           --  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA            --  FEDERAL HOUSING AUTHORITY
FHLB           --  FEDERAL HOME LOAN BANK
FHLMC          --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA           --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN            --  FLOATING RATE NOTES
FSA            --  FINANCIAL SECURITY ASSURANCE, INC
GNMA           --  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO             --  GENERAL OBLIGATION
HFA            --  HOUSING FINANCE AUTHORITY
HFFA           --  HEALTH FACILITIES FINANCING AUTHORITY
IDA            --  INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR          --  LONDON INTERBANK OFFERED RATE
LLC            --  LIMITED LIABILITY CORPORATION
LOC            --  LETTER OF CREDIT
LP             --  LIMITED PARTNERSHIP
MBIA           --  MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR           --  MULTI-FAMILY HOUSING REVENUE
MUD            --  MUNICIPAL UTILITY DISTRICT
MTN            --  MEDIUM TERM NOTE
PCFA           --  POLLUTION CONTROL FINANCE AUTHORITY
PCR            --  POLLUTION CONTROL REVENUE
PFA            --  PUBLIC FINANCE AUTHORITY
PLC            --  PRIVATE PLACEMENT
PSFG           --  PUBLIC SCHOOL FUND GUARANTY
RAW            --  REVENUE ANTICIPATION WARRANTS
RDA            --  REDEVELOPMENT AUTHORITY
RDFA           --  REDEVELOPMENT FINANCE AUTHORITY
R&D            --  RESEARCH & DEVELOPMENT
SFMR           --  SINGLE FAMILY MORTGAGE REVENUE
TBA            --  TO BE ANNOUNCED
TRAN           --  TAX REVENUE ANTICIPATION NOTES
USD            --  UNIFIED SCHOOL DISTRICT
V/R            --  VARIABLE RATE
WEBS           --  WORLD EQUITY BENCHMARK SHARES

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  Wells Fargo Bank, N.A., and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A., and its affiliates are not affiliated with Stephens Inc.


  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.





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 P.O. Box 8266
 Boston, MA 02266-8266



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